Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 81.4%
$6,000,000	ACC Auto Trust 2021-A 6.100%, 6/15/2029[1,2]	$6,005,064
10,056,231	Alternative Loan Trust 2005-62 2.312%, 12/25/2035[2,3,4]	637,152
3,000,000	AMMC CLO 15 Ltd. 3.526%, (3-Month USD Libor+340 basis points), 1/15/2032[1,2,5]	2,987,291
5,840,000	Aqua Finance Trust 2020-A 7.150%, 7/17/2046[1,2]	6,074,926
3,570,000	Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd. 3.484%, (1-Month USD Libor+340 basis points), 12/15/2035[1,2,5]	3,611,326
5,000,000	Atlas Senior Loan Fund XI Ltd. 3.175%, (3-Month USD Libor+305 basis points), 7/26/2031[1,2,5]	4,780,601
3,931,000	Avant Loans Funding Trust 2021-REV1 6.410%, 7/15/2030[1,2]	3,961,320
6,840,000	Bellemeade Re 2018-1 Ltd. 4.336%, (1-Month USD Libor+425 basis points), 4/25/2028[1,2,5]	6,927,768
3,731,000	Bellemeade Re 2019-1 Ltd. 4.086%, (1-Month USD Libor+400 basis points), 3/25/2029[1,2,5]	3,815,812
2,000,000	Bellemeade Re 2019-4 Ltd. 3.936%, (1-Month USD Libor+385 basis points), 10/25/2029[1,2,5]	2,004,217
	Bellemeade Re 2020-2 Ltd.
1,750,000	4.086%, (1-Month USD Libor+400 basis points), 8/26/2030[1,2,5]	1,788,931
7,880,000	6.086%, (1-Month USD Libor+600 basis points), 8/26/2030[1,2,5]	8,363,562
8,066,000	8.586%, (1-Month USD Libor+850 basis points), 8/26/2030[1,2,5]	8,842,039
	Bellemeade Re 2020-3 Ltd.
4,250,000	3.786%, (1-Month USD Libor+370 basis points), 10/25/2030[1,2,5]	4,462,328
4,378,000	6.436%, (1-Month USD Libor+635 basis points), 10/25/2030[1,2,5]	4,818,336
4,769,000	Bellemeade Re 2020-4 Ltd. 5.086%, (1-Month USD Libor+500 basis points), 6/25/2030[1,2,5]	4,804,469
2,000,000	Bellemeade Re 2021-1 Ltd. 4.900%, (SOFR30A+485 basis points), 3/25/2031[1,2,5]	2,199,044
	Bellemeade Re 2021-2 Ltd.
4,500,000	2.950%, (SOFR30A+290 basis points), 6/25/2031[1,2,5]	4,493,254
3,000,000	4.200%, (SOFR30A+415 basis points), 6/25/2031[1,2,5]	3,035,364
3,000,000	Bellemeade RE 2021-3 Ltd. 3.200%, (SOFR30A+315 basis points), 9/25/2031[1,2,5]	3,000,000
3,919,000	Benefit Street Partners Clo XII Ltd. 3.176%, (3-Month USD Libor+305 basis points), 10/15/2030[1,2,5]	3,818,087
535,925	CAN Capital Funding LLC 2014-1A 4.257%, 4/15/2022[1,6]	—
3,000,000	Cathedral Lake V Ltd. 3.384%, (3-Month USD Libor+325 basis points), 10/21/2030[1,2,5]	2,936,673
5,910,000	Eagle RE 2019-1 Ltd. 4.586%, (1-Month USD Libor+450 basis points), 4/25/2029[1,2,5]	6,118,352

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$3,750,000	Eagle RE 2020-1 Ltd. 2.936%, (1-Month USD Libor+285 basis points), 1/25/2030[1,2,5]	$3,722,040
4,000,000	Eagle RE 2020-2 Ltd. 5.686%, (1-Month USD Libor+560 basis points), 10/25/2030[1,2,5]	4,107,521
2,000,000	Eagle RE 2021-1 Ltd. 4.500%, (SOFR30A+445 basis points), 10/25/2033[1,2,5]	2,094,852
	Finance of America HECM Buyout 2021-HB1
3,500,000	3.640%, 2/25/2031[1,2,4,6]	3,503,850
1,500,000	6.414%, 2/25/2031[1,2,4,6]	1,526,250
5,000,000	9.000%, 2/25/2031[1,2,4,6]	5,000,000
	FMC GMSR Issuer Trust
7,000,000	4.720%, 9/25/2024[1,4]	7,031,884
7,000,000	4.450%, 1/25/2026[1,2,4]	6,968,570
4,500,000	4.360%, 7/25/2026[1,4]	4,499,743
5,000,000	Freddie Mac STACR REMIC Trust 2020-DNA4 6.086%, (1-Month USD Libor+600 basis points), 8/25/2050[1,2,5]	5,328,650
2,800,000	Freddie Mac STACR REMIC Trust 2020-DNA5 4.850%, (SOFR30A+480 basis points), 10/25/2050[1,2,5]	2,984,124
	Freddie Mac STACR REMIC Trust 2021-DNA5
1,000,000	3.100%, (SOFR30A+305 basis points), 1/25/2034[1,2,5]	1,022,966
8,500,000	5.550%, (SOFR30A+550 basis points), 1/25/2034[1,2,5]	9,146,535
3,550,000	Freddie Mac STACR REMIC Trust 2021-HQA2 5.500%, (SOFR30A+545 basis points), 12/25/2033[1,2,5]	3,852,435
5,500,000	Freddie Mac STACR REMIC Trust 2021-HQA3 6.300%, (SOFR30A+625 basis points), 9/25/2041[1,2,5]	5,500,000
	Freddie Mac Structured Agency Credit Risk Debt Notes
656,370	10.836%, (1-Month USD Libor+1,075 basis points), 3/25/2025[2,5]	678,496
3,906,668	9.286%, (1-Month USD Libor+920 basis points), 10/25/2027[2,5]	4,472,791
1,682,924	7.636%, (1-Month USD Libor+755 basis points), 12/25/2027[2,5]	1,823,998
4,656,749	3.536%, (1-Month USD Libor+345 basis points), 10/25/2029[2,5]	4,830,186
1,099,000	4.536%, (1-Month USD Libor+445 basis points), 4/25/2030[2,5]	1,159,245
3,141,490	2.586%, (1-Month USD Libor+250 basis points), 12/25/2042[2,5]	3,086,913
223,358	3.086%, (1-Month USD Libor+300 basis points), 12/25/2042[2,5]	147,171
498,830	4.039%, 9/25/2047[1,2,4]	476,281
9,569,000	3.728%, 2/25/2048[1,2,4]	9,226,910
10,820,544	3.808%, 5/25/2048[1,2,4]	10,309,960
6,076,758	4.148%, 8/25/2048[1,2,4]	6,024,448
1,681,450	4.500%, 11/25/2048[1,2,4]	1,663,921
3,000,000	2.486%, (1-Month USD Libor+240 basis points), 2/25/2047[1,2,5]	3,056,672
7,127,000	4.286%, (1-Month USD Libor+420 basis points), 2/25/2047[1,2,5]	7,562,126
1,000,000	8.436%, (1-Month USD Libor+835 basis points), 1/25/2048[1,2,5]	1,125,360
5,100,000	4.136%, (1-Month USD Libor+405 basis points), 2/25/2049[1,2,5]	5,317,929
3,449,109	9.436%, (1-Month USD Libor+935 basis points), 4/25/2028[2,5]	3,880,278
6,600,000	4.736%, (1-Month USD Libor+465 basis points), 1/25/2049[1,2,5]	6,915,033

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$1,486,511	8.686%, (1-Month USD Libor+860 basis points), 3/25/2029[2,5]	$1,592,359
7,000,000	Home Re 2019-1 Ltd. 4.436%, (1-Month USD Libor+435 basis points), 5/25/2029[1,2,5]	7,251,849
	Home RE 2021-1 Ltd.
4,000,000	2.936%, (1-Month USD Libor+285 basis points), 7/25/2033[1,2,5]	3,999,454
4,000,000	3.736%, (1-Month USD Libor+365 basis points), 7/25/2033[1,2,5]	3,928,545
	JP Morgan Wealth Management
1,360,809	2.800%, (SOFR30A+275 basis points), 3/25/2051[1,2,5]	1,365,341
898,134	3.700%, (SOFR30A+365 basis points), 3/25/2051[1,2,5]	911,287
1,576,000	6.950%, (SOFR30A+690 basis points), 3/25/2051[1,2,5]	1,607,176
	JPMorgan Chase Bank N.A. - CACLN
3,850,000	8.482%, 12/26/2028[1,2]	3,860,295
3,150,000	9.812%, 2/26/2029[1,2]	3,146,752
2,200,000	LL ABS Trust 2020-1 6.540%, 1/17/2028[1,2]	2,371,705
1,000,000	LOANDEPOT GMSR Master Trust Seres 2018-GT1 3.585%, (1-Month USD Libor+350 basis points), 10/16/2023[1,5]	998,108
6,952,287	Loanpal Solar Loan 2020-1 Ltd. 2.000%, 6/20/2047[1,2]	6,372,432
8,216,613	Mill City Solar Loan 2020-1 Ltd. 2.000%, 6/20/2047[1,2]	7,389,541
212,036	Mosaic Solar Loan Trust 2017-2 0.000%, 6/22/2043[1,2]	209,950
	Mosaic Solar Loan Trust 2018-2-GS
1,538,363	5.970%, 2/22/2044[1,2]	1,630,576
10,135,400	7.440%, 2/22/2044[1,2]	9,492,507
792,225	Mosaic Solar Loan Trust 2019-1 0.000%, 12/21/2043[1,2]	704,668
4,241,544	Mosaic Solar Loan Trust 2019-2 6.180%, 9/20/2040[1,2]	4,070,025
13,412,000	Multifamily Connecticut Avenue Securities Trust 2019-01 3.336%, (1-Month USD Libor+325 basis points), 10/15/2049[1,2,5]	13,477,727
10,000,000	Multifamily Connecticut Avenue Securities Trust 2020-01 3.836%, (1-Month USD Libor+375 basis points), 3/25/2050[1,2,5]	10,446,951
6,000,000	Nationstar HECM Loan Trust 2020-1 5.433%, 9/25/2030[1,2,4,6]	6,015,000
4,000,000	Oaktown Re 2017-1 Ltd. 5.836%, (1-Month USD Libor+575 basis points), 4/25/2027[1,2,5]	4,050,317
1,631,000	Oaktown Re 2019-1 Ltd. 4.436%, (1-Month USD Libor+435 basis points), 7/25/2029[1,2,5]	1,677,077
	Oaktown Re IV Ltd.
10,213,075	7.086%, (1-Month USD Libor+700 basis points), 7/25/2030[1,2,5]	10,358,181
5,651,000	11.586%, (1-Month USD Libor+1,150 basis points), 7/25/2030[1,2,5]	5,864,222
	Oaktown Re V Ltd.

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$6,500,000	5.336%, (1-Month USD Libor+525 basis points), 10/25/2030[1,2,5]	$6,823,000
3,397,000	7.086%, (1-Month USD Libor+700 basis points), 10/25/2030[1,2,5]	3,587,893
	Oaktown Re VI Ltd.
2,500,000	4.000%, (SOFR30A+395 basis points), 10/25/2033[1,2,5]	2,606,590
1,500,000	5.550%, (SOFR30A+550 basis points), 10/25/2033[1,2,5]	1,577,563
8,550,000	Oaktree CLO 2019-1 Ltd. 3.938%, (3-Month USD Libor+380 basis points), 4/22/2030[1,2,5]	8,376,697
3,790,000	Octane Receivables Trust 2019-1 5.960%, 5/20/2027[1,2]	3,872,436
4,717,000	Octane Receivables Trust 2020-1 5.450%, 3/20/2028[1,2]	4,851,567
2,080,000	Oportun Issuance Trust 2021-B 5.410%, 5/8/2031[1,2]	2,093,148
6,800,000	PNMAC FMSR Issuer Trust 2018-FT1 2.436%, (1-Month USD Libor+235 basis points), 4/25/2023[1,2,5]	6,811,068
8,092,000	PNMAC GMSR Issuer Trust 2018-GT1 2.936%, (1-Month USD Libor+285 basis points), 2/25/2023[1,5]	8,122,958
15,500,000	PNMAC GMSR Issuer Trust 2018-GT2 2.736%, (1-Month USD Libor+265 basis points), 8/25/2025[1,2,5]	15,544,339
1,000,000	Progress Residential 2020-SFR2 Trust 5.115%, 6/17/2037[1]	1,053,416
750,000	Progress Residential 2021-SFR1 5.004%, 4/17/2038[1]	769,451
	Radnor RE 2019-1 Ltd.
10,300,000	4.536%, (1-Month USD Libor+445 basis points), 2/25/2029[1,2,5]	10,560,478
5,350,000	2.786%, (1-Month USD Libor+270 basis points), 6/25/2029[1,2,5]	5,444,835
2,350,000	Radnor RE 2020-1 Ltd. 3.086%, (1-Month USD Libor+300 basis points), 1/25/2030[1,2,5]	2,343,937
2,000,000	Radnor RE 2020-2 Ltd. 7.686%, (1-Month USD Libor+760 basis points), 10/25/2030[1,2,5]	2,095,070
	Radnor RE 2021-1 Ltd.
4,000,000	3.200%, (SOFR30A+315 basis points), 12/27/2033[1,2,5]	4,012,192
4,750,000	4.050%, (SOFR30A+400 basis points), 12/27/2033[1,2,5]	4,754,446
1,124,523	RESI Finance LP 2003-CB1 1.735%, (1-Month USD Libor+165 basis points), 6/10/2035[1,2,5]	876,931
1,925,000	RMF Buyout Issuance Trust 2020-1 6.000%, 2/25/2030[1,2,4,6]	1,925,000
	RMF Buyout Issuance Trust 2020-2
1,000,000	4.571%, 6/25/2030[1,2,4,6]	1,001,500
2,050,000	6.292%, 6/25/2030[1,2,4,6]	2,056,970
4,400,000	RMF Buyout Issuance Trust 2020-HB1 4.750%, 10/25/2050[1,2,4,6]	4,524,960
8,234,152	SolarCity FTE Series 2 LLC 7.500%, 9/20/2049[1,2]	8,361,726

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,220,000	Sound Point CLO V-R Ltd. 3.234%, (3-Month USD Libor+310 basis points), 7/18/2031[1,2,5]	$5,043,016
	STAR 2021-SFR1 Trust
6,000,000	3.284%, (1-Month USD Libor+320 basis points), 4/17/2038[1,5]	6,051,918
3,633,000	4.534%, (1-Month USD Libor+445 basis points), 4/17/2038[1,5]	3,688,051
	Triangle Re 2019-1 Ltd.
6,000,000	4.236%, (1-Month USD Libor+415 basis points), 11/26/2029[1,2,5]	5,965,973
5,301,239	2.986%, (1-Month USD Libor+290 basis points), 11/26/2029[1,2,5]	5,301,403
2,123,000	Triangle Re 2020-1 Ltd. 7.836%, (1-Month USD Libor+775 basis points), 10/25/2030[1,2,5]	2,251,483
10,000,000	Triangle Re 2021-1 Ltd. 4.586%, (1-Month USD Libor+450 basis points), 8/25/2033[1,2,5]	10,105,050
	Triangle Re 2021-2 Ltd.
2,000,000	5.586%, (1-Month USD Libor+550 basis points), 10/25/2033[1,2,5]	2,200,855
2,000,000	7.586%, (1-Month USD Libor+750 basis points), 10/25/2033[1,2,5]	2,248,891
5,000,000	Vibrant ClO VIII Ltd. 2.984%, (3-Month USD Libor+285 basis points), 1/20/2031[1,2,5]	4,775,490
9,012,924	Vivint Solar Financing VI LLC 4.871%, (3-Month USD Libor+475 basis points), 8/29/2023[1,2,5]	8,922,994
6,500,000	Voya CLO 2014-2 Ltd. 3.684%, (3-Month USD Libor+355 basis points), 4/17/2030[1,2,5]	6,297,814
7,000,000	Voya CLO 2014-4 Ltd. 3.483%, (3-Month USD Libor+335 basis points), 7/14/2031[1,2,5]	6,765,025
3,100,000	York CLO-2 Ltd. 2.738%, (3-Month USD Libor+260 basis points), 1/22/2031[1,2,5]	3,056,459
	TOTAL ASSET-BACKED SECURITIES
	(Cost $516,513,385)	537,047,692
	COLLATERALIZED MORTGAGE OBLIGATIONS — 16.7%
	CFMT 2020-HB4 LLC
3,250,000	4.948%, 12/26/2030[1,2,4,6]	3,250,325
1,810,193	6.000%, 12/26/2030[1,2,4,6]	1,810,193
2,314,525	CFMT 2021-HB5 LLC 5.683%, 2/25/2031[1,2,4,6]	2,314,525
2,158,000	Chase Mortgage Finance Corp. 6.550%, (SOFR30A+650 basis points), 2/25/2050[1,2,5]	2,166,849
10,731,132	CHL Mortgage Pass-Through Trust 2005-3 2.094%, 4/25/2035[2,3,4]	597,145
3,500,000	Dominion Mortgage Trust 2021-RTL1 5.731%, 7/25/2027[1,2,6,7]	3,499,974
	Fannie Mae Connecticut Avenue Securities
6,240,000	3.836%, (1-Month USD Libor+375 basis points), 3/25/2031[2,5]	6,417,182
4,334,000	4.186%, (1-Month USD Libor+410 basis points), 9/25/2031[1,2,5]	4,460,789
5,000,000	4.186%, (1-Month USD Libor+410 basis points), 7/25/2039[1,2,5]	5,081,264
6,000,000	3.486%, (1-Month USD Libor+340 basis points), 10/25/2039[1,2,5]	6,063,057

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$4,100,000	9.336%, (1-Month USD Libor+925 basis points), 11/25/2039[1,2,5]	$4,336,540
2,260,929	9.336%, (1-Month USD Libor+925 basis points), 4/25/2029[2,5]	2,490,992
3,000,000	4.436%, (1-Month USD Libor+435 basis points), 4/25/2031[1,2,5]	3,114,388
6,838,447	5.336%, (1-Month USD Libor+525 basis points), 10/25/2023[2,5]	7,116,274
4,298,712	4.986%, (1-Month USD Libor+490 basis points), 11/25/2024[2,5]	4,468,013
4,624,191	4.486%, (1-Month USD Libor+440 basis points), 1/25/2024[2,5]	4,791,143
1,800,000	FARM Mortgage Trust 2021-1 3.254%, 1/25/2051[1,2,4]	1,555,704
2,383,256	FREMF 2019-KF67 Mortgage Trust 2.333%, (1-Month USD Libor+225 basis points), 8/25/2029[1,2,5]	2,397,114
4,210,901	FREMF 2020-KI05 Mortgage Trust 2.383%, (1-Month USD Libor+230 basis points), 7/25/2024[1,2,5]	4,138,385
	JP Morgan Mortgage Trust 2020-8
835,681	3.561%, 3/25/2051[1,2,4]	752,466
855,000	3.561%, 3/25/2051[1,2,4]	605,417
1,882,850	3.266%, 3/25/2051[1,2,4]	856,227
2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 0.834%, 5/25/2033[1,2,4]	2,153,001
2,769,736	JP Morgan Trust 2015-1 2.103%, 12/25/2044[1,2,4]	2,804,404
2,800,000	LHOME Mortgage Trust 2019-RTL3 5.682%, 7/25/2024[1,2,7]	2,796,125
2,500,000	MF1 Multifamily Housing Mortgage Loan Trust 2020-FL3 4.664%, (SOFR30A+462 basis points), 7/15/2035[1,2,5]	2,557,171
5,000,000	MF1 Multifamily Housing Mortgage Loan Trust 2020-FL4 4.264%, (SOFR30A+421 basis points), 11/15/2035[1,2,5]	5,206,734
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,737,485	2.912%, 5/25/2051[1,2,4]	1,453,187
1,500,000	2.912%, 5/25/2051[1,2,4]	901,626
1,251,254	2.912%, 5/25/2051[1,2,4]	479,390
5,104,000	Mortgage Insurance-Linked Notes 5.000%, (SOFR30A+495 basis points), 2/25/2034[1,2,5]	5,175,053
	Oceanview Mortgage Trust 2021-1
1,543,000	2.735%, 5/25/2051[1,2,4]	1,090,259
772,000	2.735%, 5/25/2051[1,2,4]	449,765
	Oceanview Mortgage Trust 2021-3
1,406,000	2.733%, 6/25/2051[1,2,4]	1,011,379
527,000	2.733%, 6/25/2051[1,2,4]	303,861
3,679,627	Sequoia Mortgage Trust 2017-3 3.758%, 4/25/2047[1,2,4]	3,793,511
3,759,286	Sequoia Mortgage Trust 2017-4 3.934%, 7/25/2047[1,2,4]	3,822,198

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2021 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$3,836,135	Sequoia Mortgage Trust 2017-6 3.764%, 9/25/2047[1,2,4]	$3,899,458
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $105,352,643)	110,181,088
	CORPORATE BONDS — 0.0%
	FINANCIALS — 0.0%
750,000	First Matrix RMOF Trust 0.000% 10/1/20294,6,8,*	—
	TOTAL FINANCIALS
	(Cost $6,457)	—
	TOTAL CORPORATE BONDS
	(Cost $6,457)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 2.3%
3,279,518	Fidelity Institutional Government Portfolio, 0.010%[9]	3,279,518
11,839,393	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.026%[9]	11,839,393
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $15,118,911)	15,118,911
	TOTAL INVESTMENTS — 100.4%
	(Cost $636,991,396)	662,347,691
	Liabilities in Excess of Other Assets — 0.4%	(2,460,740)
	TOTAL NET ASSETS — 100.0%	$659,886,951

REMIC – Real Estate Mortgage Investment Conduit
LLC – Limited Liability Company
LP – Limited Partnership

[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $599,039,442, which represents 90.8% of total net assets of the Fund.
[2]Callable.
[3]Interest-only security.
[4]Variable rate security.
[5]Floating rate security.
[6]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 5.5% of Net Assets. The total value of these securities is $36,428,547.
[7]Step rate security.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.